Summary of Significant Accounting Policies - Effect of Dilutive Shares (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Basic weighted average shares outstanding	4,872,064	4,870,114	4,868,263
Dilutive effect of stock options	2,077	635	1,504
Dilutive weighted average shares outstanding	4,874,141	4,870,749	4,869,767
Net income	$ 7,588,901	$ 7,449,759	$ 7,149,860
Net income per share-basic	$ 1.56	$ 1.53	$ 1.47
Net income per share-diluted	$ 1.56	$ 1.53	$ 1.47